Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

The Hertz Corporation	Deutsche Bank Securities, Inc.
999 Vanderbilt Beach Road, Suite 300	60 Wall Street, 3rd Floor
Naples, Florida 34108	New York, NY 10005

Barclays Capital Inc.	Natixis Securities Americas LLC
745 Seventh Avenue	1251 Avenue of the Americas
New York, NY 10019	New York, NY 10020

BNP Paribas Securities Corp.	RBS Securities, Inc.
787 7th Avenue	600 Washington Boulevard
New York, NY 10019	Stamford, CT 06901

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressees of this report, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing the agreed-upon procedures described below relating to the accuracy of certain attributes of the collateral assets associated with the issuance of asset-backed notes by Hertz Vehicle Financing II LP Series 2016-1 and 2016-2 (the “Transaction”).  The Hertz Corporation is responsible for the accuracy of the attributes of the collateral assets included in the Transaction (“Hertz” or the “Responsible Party”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York, 10017-6204 T: (646) 471 3999, F: (813) 286 600, www.pwc.com/us

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ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchanges Act of 1934).

Procedures and Findings

In connection with the Transaction, the Responsible Party chose a sample size of 59 for each respective procedure as described below. The Responsible Party determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and the Responsible Party’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%.  As instructed by the Responsible Party, the samples for each respective procedure described below was selected randomly from a pool of assets, which the Responsible Party represents, is the collateral pool of assets for the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specific Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the collateral assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering memorandum, offering memorandum supplement, or other Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering memorandum, offering memorandum supplement or other Transaction documents.

It should be understood that we make no representations as to:

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•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Responsible Party; and
•	The adequacy of the sample size, as provided by the Responsible Party and accepted by the Specified Parties, nor do we draw any conclusions about the entire pool of collateral based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Our work was limited to comparing and re-computing certain information as detailed below.  We did not perform reviews of Hertz’s information systems, specific or system-wide security, application controls or completeness and integrity of any systems of The Hertz Corporation.  It should be noted that the scope of our work does not provide any current or ongoing assurance of computer operation procedures, or completeness and integrity of programs that process the information and data to which procedures were applied.

The procedures described below are grouped into three areas:

A.	Title, Lien & Original Equipment Manufacturer (OEM)
B.	Capitalized Cost
C.	Mark-to-Market & Disposition Proceeds

A.  Title, Lien & OEM Confirmation

We obtained Hertz’s HVF II Group I Data Tape (the “Data Tape”) as of October 9, 2015, which Hertz represents is a list of the program and non-program vehicles on lease as of said date and included in HVF II Group I. The Data Tape contains the manufacturer of each such vehicle. We make no comment as to the completeness or the accuracy of the Data Tape.

As instructed by Hertz, we selected a random sample of 59 vehicles from the Data Tape (the “Title Sample Vehicles”). Refer to Appendix A, Table A-1 for a listing of the Title Sample Vehicles. Hertz determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure.

As instructed by Hertz, the vehicle represented by title sample #59 was sold by Hertz and subsequently repurchased by Hertz. When repurchased, the vehicle was assigned a dummy VIN which in this case involved changing the “F” to a “6” (the “Recycled VIN”). We performed the procedure on the “Recycled_VIN,” noting no exceptions.

As instructed by Hertz, for sample #16, we used the updated title dated January 12, 2016 provided by Hertz for this procedure (A)(1) through (A)(3).  As represented by Hertz, Hertz initially provided an incorrect title which they subsequently refiled for a corrected title with the applicable state.

We obtained photocopies, facsimiles, or scanned images of the certificates of title (the “Certificates of Title”) for 58 of the Title Sample Vehicles from Hertz. Hertz represented that Certificates of Title were not available for 1 of the 59 selections as they related to vehicles that were purchases on or after May 19, 2015. For this 1 Title Sample Vehicle, Hertz provided a photocopy of a validated registration card from the applicable state’s department of motor vehicles (or equivalent agency), a title inquiry report, or an application for title (the “Alternative Title Support”). As instructed by Hertz, we performed the below procedures (A)(1) through (A)(3) using the Alternative Title Support for the 1 Title Sample Vehicle.

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We performed the following procedures:

1)	We confirmed that the Certificates of Title or Alternative Title Support for each Title Sample Vehicles were titled in the name of Hertz Vehicles LLC, noting no exceptions.

2)	We confirmed that the Certificates of Title or Alternative Title Support for each Title Sample Vehicle showed a first lien in the name of The Bank of New York Mellon Trust Company N.A. (the “Collateral Agent”), noting no exceptions.

3)	We compared the original equipment manufacturer as listed on each Certificate of Title or Alternate Title Support for each Title Sample Vehicle to the original equipment manufacturer of each selected vehicle as listed in a translation table provided by Hertz based on the value on the certificate of title and the value in the column titled “ABS_Mfr_Cd” on the Data Tape, noting no exceptions.

B.  Capitalized Cost

We obtained from Hertz the Cap Cost Selection Report (the “Cap Cost Selection Report”) as of September 18, 2015, (the “Report Date”) which Hertz represents, lists the program and non-program vehicles on lease as of such date and included in HVF II Group I.  We make no comment as to the completeness or the accuracy of the Cap Cost Selection Report.

The Cap Cost Selection Report listed values for the following fields (the “Cap Cost Data Fields”) which Hertz represents was recorded in the Teradata ABS Reporting Engine as of the Report Date:

Data Field	Description
VIN	Vehicle Identification Number
Country_Cd	Hertz Fleet Accounting Indicator
Calc_Dt	Calculation Date of the Report
ABS_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the Calculation Date
Vsn_Veh_Type	Classification of the vehicle as risk or program from the perspective of Vision (fleet accounting system) on the Calculation Date
Orig_Veh_Type	Classification of the vehicle as risk or program from the perspective the ABS financing and Vision on the later of VOLCD and the day it is first fully loaded into Vision
Xfer_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the date of the most recent transfer
ABS_Cd	Six-digit code indicating various information about the vehicle, such as its current collateral pool and whether and how many times the vehicle has been transferred
Vsn_NVS_Ind	Indicates whether a car appears only on a New Vehicle Schedule or appears on a New Vehicle Schedule and is fully loaded into Vision.
N_Redes	Number of times the vehicle has been redesignated between risk and program

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Data Field	Description
EVER_REDES_IND	Indicates whether the car has ever been redesignated between risk and program
Used_Veh_Ind	Indicates whether the vehicle was originally purchased as a used vehicle
Ever_Xfer_Ind	Indicates whether the vehicle has ever been transferred (other than certain special cases)
Xfer From 11 to 23	Indicates whether the vehicle’s most recent transfer, if any, was from Legacy HVF to Series 2013-G1
Vsn_Deliv_Dt	Delivery date of the vehicle as recorded in Vision
Xfer_In_Dt	Date of the most recent transfer, if any
XFER_WITHIN_36_DAYS	Indicates whether the most recent transfer occurred within 36 days of the Vision Delivery Date
RISK_Cap_Cost_Amt	Cap cost amount for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_AD	Accumulated depreciation for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_NBV	Net book value for a risk vehicle from the perspective of the ABS financing as of the calculation date
PRGM_Cap_Cost_Amt	Cap cost amount for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_AD	Accumulated depreciation for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_NBV	Net book value for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_PRGM_Cap_Cost_Amt	Pre-transfer cap cost for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_RISK_Cap_Cost_Amt	Pre-transfer cap cost for a risk vehicle from the perspective of the ABS financing as of the calculation date
Gross_Purch_Price	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the calculation date
GAAP_Cap_Cost_Amt	Capitalized cost as recorded in Vision as of the calculation date
Cap_Cost_Adj	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the calculation date
Cap_Cost_MSRP	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the calculation date
Prv_Abs_Cd_Xfer_Dt	ABS Code for the vehicle on the date prior to the transfer in date
Gross_Purch_Price_Xfer_Dt	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the transfer in date
GAAP_CAP_COST_AMT_Xfer_Dt	Capitalized cost as recorded in Vision as of the transfer in date
Cap_Cost_Adj_Xfer_Dt	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the transfer in date
Prv_Risk_FMV_Xfer_Dt	Fair market value for a risk vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date

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Data Field	Description
Prv_Prgm_FMV_Xfer_Dt	Fair market value for a program vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_HVF1_FMV_Xfer_Dt	Market value under Legacy HVF rules on as of the day prior to the transfer in date
Prv_HVF2_FMV_Xfer_Dt	Market value under HVF II rules on as of the day prior to the transfer in date
Prv_Risk_NBV_Xfer_Dt	Net book value for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_NBV_Xfer_Dt	Net book value for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Dep_Chrg_Amt_Xfer_Dt	Depreciation charge for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_Dep_Chrg_Amt_Xfer_Dt	Depreciation charge for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Termination_Proration_Xfer_Dt	Fraction used to calculate back-end rent / depreciation from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Cap_Cost_Amt_Xfer_Dt	Capitalized cost for a risk vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Prv_Prgm_Cap_Cost_Amt_Xfer_Dt	Capitalized cost for a program vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Cap_Cost_MSRP_Xfer_Dt	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the transfer in date
Prv_Risk_Termination_Val_Xfer_Dt	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_Termination_Val_Xfer_Dt	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Legacy_Risk_Term_Val	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Legacy_Prgm_Term_Val	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date

We obtained a file from Hertz that contains data for the vehicles included on the Cap Cost Selection Report, which Hertz represents was the data loaded into the Teradata ABS Reporting Engine from Vision for the calculation date of September 18, 2015 (the “Vision Off-Load File”).  We make no comment as to the completeness or accuracy of the Vision Off-Load File.

We obtained a file from Hertz that contained data records for the vehicles included on the Cap Cost Selection Report, which Hertz represents, is the data loaded into the Teradata ABS Reporting Engine from RMS for the calculation date of September 18, 2015 (the “RMS Off-Load File”).  We make no comment as to the completeness or the accuracy of the RMS Off-Load File.

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We obtained the “Receivable Type Code File” from Hertz, which Hertz represents, lists the receivable type codes that designate receivables in RMS that are netted against “gross purchase price” to determine capitalized cost for GAAP accounting purposes (each, a “Designated Receivable Type”).

As instructed by Hertz, we selected a random sample of 59 vehicles (the “Cap Cost Sample Vehicles”) from the Cap Cost Selection Report.  Refer to Appendix A, Table A-2 for a listing of the Cap Cost Sample Vehicles.  Hertz determined the sample size of 59 using the statistical attribute sampling promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure.

Hertz provided a file related to the Cap Cost Sample Vehicles (the “Cap Cost Detail File”).  The Cap Cost Detail File contained the following information for each Cap Cost Sample Vehicle:

•	All of the Cap Cost Data Fields (outlined above) related to each Cap Cost Sample Vehicle as of the Report Date.

•	The calculation logic that specified the calculation of Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable based on the value in ABS_Veh_Type, for each Cap Cost Sample Vehicle as of the Report Date to recalculate Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable, using only the values of the Cap Cost Data Fields (the “Calculation Logic”). We make no comment as to the accuracy or reasonableness of the Calculation Logic.

•	A cell that contained a formula that recalculated Prgm_Cap_Cost_Amt or Risk_Cap_Cost_Amt, as applicable, using the Cap Cost Data Fields and the Calculation Logic related to such Cap Cost Sample Vehicle.

We performed the following procedures for each Cap Cost Sample Vehicle:

1)	We compared the VIN of each vehicle on the Cap Cost Selection Report to the respective VIN of each vehicle on the Vision Off-Load File. If a VIN did not agree, we compared such VIN of the vehicle on the Cap Cost Selection Report to a new vehicle schedule provided by Hertz (the “NVS File”), noting no exceptions. Hertz represents that vehicles in the front end of the vehicle’s life can be paid for prior to being fully set up in Vision and such vehicle is listed on the NVS File which records the payment of such vehicle and other basic information (which is used to set up the vehicle in Hertz’ system and included in the borrowing base until the vehicle is set up in Vision).

2)	We compared the value of each Cap Cost Data Field as set forth on the Cap Cost Selection Report to the value of each Cap Cost Data Field as set forth on the Cap Cost Detail File, noting no exceptions.

3)	Using the Calculation Logic and the Cap Cost Data Fields set forth on the Cap Cost Detail File, we recalculated and compared Prgm_Cap_Cost_Amt or Risk_Cap_Cost Amt, as applicable, based on the value in ABS_Veh_Type, for each Cap Cost Sample Vehicle, noting no exceptions.

4)	Of the 59 Cap Cost Sample Vehicles selected, 55 selections had a value of “0” in the Ever_Xfer_Ind field of the Cap Cost Detail File, and we performed the following procedures:

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a.	For each such Cap Cost Sample Vehicle, we compared the the GAAP_Cap_Cost_Amt field as shown on the Cap Cost Detail File to the VI017_Cap_Cost_Amt field as shown on the Vision Off-Load File, noting no exceptions.

b.	For each such Cap Cost Sample Vehicle with a value in the Cap_Cost_Adj field of greater than zero in the Cap Cost Detail File, we compared the value in the Cap_Cost_Adj field as shown on the Cap Cost Detail File to the sum of values in the V002M_Adj_Recv_Amt field that corresponded to Designated Receivable Types as shown on the RMS Off-Load File, noting no exceptions.

c.	For each such Cap Cost Sample Vehicle, we obtained from Hertz photocopies, facsimiles or scanned images of the purchase invoices and vehicle purchase agreements, and performed the following procedures:

i.	Of the 55 selections that had a value of “0” in the Ever_Xfer_Ind field in the Cap Cost Detail File, 29 selections had a value of “Risk” in the Vsn_Veh_Type field in the Cap Cost Detail File. For these 29 selections, we recalculated and compared the VI017_Cap_Cost_Amt field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions.

ii.	Of the 55 selections that had a value of “0” in the Ever_Xfer_Ind field in the Cap Cost Detail File, 26 selections had a value of “Program” in the Vsn_Veh_Type field in the Cap Cost Detail File. For these 26 selections we compared the purchase price from the respective purchase invoice to the VI017_Cap_Cost_Amt field in the Cap Cost Detail File, noting no exceptions.

C.  Mark-to-Market & Disposition Proceeds

Mark-to-Market

We obtained from Hertz, a report which Hertz represents, lists all non-program vehicles owned by Hertz Vehicle Financing included in the HVF I Series 2013-G1 collateral pool and on lease as of October 9, 2015 (the “FMV Report”). Hertz represents the FMV Report contains vehicle-by-vehicle detail of fair market value testing for such vehicles as of such date summarized as follows:

Field	Column
ABS_Veh_Type	B
Risk_Cap_Cost_Amt	C
Risk_AD	D
Risk_NBV	E
HVF2_CM_NADA_Val	F (negative value is internal code)
HVF2_CM_BB_Val	H (negative value is internal code)
Prv_Risk_NBV	J
Risk_FMV	K

We make no comment as to the completeness or the accuracy of the FMV Report.

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As instructed by Hertz, we selected a random sample of 59 vehicles (the “Selected Fair Market Value Vehicles”) from the FMV Report.  Refer to Appendix A, Table A-3 for a listing of the Selected Fair Market Value Vehicles.  Hertz determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%.  The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure.

Using the FMV report, we performed the following procedures:

1)	Risk_NBV:

We recalculated the Risk_NBV for each Selected Fair Market Value Vehicle as
Risk_Cap_Cost_Amt less Risk_AD in each case as set forth in the FMV Report, with any resulting negative values deemed to be 0. We compared the amount recalculated in C(1)(a) above to the value listed as “Risk_NBV” in the FMV report for each Selected Fair Market Value Vehicle, noting no exceptions.

2)	Risk_ FMV:

a.	We obtained an excel file from Hertz, which Hertz represents contains the wholesale clean trade value published in the National Auto Dealers Association (NADA) Guide (Eastern Edition) for the month of September 2015 (the “NADA Input File”). We make no comment as to the completeness or accuracy of the NADA Guide (Eastern Edition), nor do we assume any responsibility for assessing the adequacy of such valuations published therein. Of the 59 Selected Fair Market Value Vehicles, 54 vehicles’ values were included on the NADA Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_NADA_Val in the FMV Report was greater than 0. For these 54 Selected Fair Market Value Vehicles we performed the following procedures:

i.	We compared the wholesale clean trade value for each VIN set forth on the NADA Input File to the value in the column titled HVF2_CM_NADA_Val for each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

ii.	We compared the HVF2_CM_NADA_Val of each Selected Fair Market Value Vehicle to the Risk_FMV of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

b.	Of the 59 Selected Fair Market Value Vehicles, 5 vehicles’ values were not in the NADA Input File. For these 5 Selected Fair Market Value Vehicles, we obtained an Excel file from Hertz, which Hertz represents contained the wholesale clean trade value included in the “Finance Guide” for the month of September 2015 (the “Blackbook Input File”). We make no comment as to the completeness or accuracy of the Finance Guide, nor do we assume any responsibility for assessing the adequacy of such valuations published therein. Of the 5 vehicles, all 5 vehicles’ values were included on the Blackbook Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_BB_Val in the FMV Report was greater than 0. For these 5 vehicles, we performed the following procedures:

i.	We compared the wholesale clean trade value for each VIN set forth on the Blackbook Input File to the value in the column titled HVF2_CM_BB_Val of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

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ii.	We compared the HVF2_CM_BB_Val of each Selected Fair Market Value Vehicle to the Risk_FMV of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

Disposition Proceeds

We obtained the HVF II Group 1 Disposition Report (the “October Disposition Report”) from Hertz, who represents that the October Disposition Report reflects vehicle-by-vehicle detail showing sales of Non-Program Vehicles to third parties recognized in the calendar month of October 2015, summarized as follows:

Field	Column
Risk_Disposition_NBV	E
ABS_Cap_Cost_Amt	F
Prv_Risk_AD	G
A_U_FBR_Amt	H
Risk_Disposition_Proceeds	D

We make no comment as to the completeness or the accuracy of the October Disposition Report.

As instructed by Hertz, we selected a random sample of 59 vehicles from the October Disposition Report (the “Selected Disposition Vehicles”).  Refer to Appendix A, Table A-4 for a listing of the Selected Disposition Vehicles.  Hertz determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%.  The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure.

3)	Using the October Disposition Report, we performed the following procedures:

a.	Risk_Disposition_NBV: We recalculated the Risk_Disposition_NBV for each Selected Disposition Vehicle as: ABS_Cap_Cost_Amt less Prv_Risk_AD less A_U_FBR_Amt, as set forth on the October Disposition Report, and compared our results to the value listed as Risk_Disposition_NBV on the October Disposition Report with a difference of $.01, noting no exceptions.

b.	Risk Disposition Proceeds: For each Selected Disposition Vehicle, we obtained a photocopy or facsimile of the sales document from Hertz.

As instructed by Hertz, two sales documents were provided by Hertz for the vehicle represented by disposition sample #52. The first sales document was a Bill of Sale Statement, provided for all disposition sample vehicles, which represented a sales price of $11,000 for disposition sample #52. An additional sales document from “autoims.com” was provided by Hertz, which represented a sales price of $11,450. Hertz instructed us to use the “autoims.com” sales document for this procedure.

Using the sales price on each respective document and comparing it to the Risk_Disposition_Proceeds reported on the October Disposition Report, we compared that such amount as reported on the October Disposition Report was less than or equal to the sales price on the sales document for each respective Selected Disposition Vehicle, noting no exceptions.

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We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the accuracy of certain attributes of the collateral assets included in the Transaction.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

January 20, 2016

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Appendix A

Table A-1 - Title Sample Vehicles

Selection #	VIN(last 4 digits)	Manufacturer
1	2041	Honda
2	7714	Chrysler
3	4938	Chrysler
4	4557	Chrysler
5	3086	Chrysler
6	1872	Chrysler
7	9115	Chrysler
8	9440	Ford
9	0041	GM
10	4396	GM
11	1789	GM
12	9778	GM
13	4483	GM
14	2492	GM
15	1457	GM
16	7270	GM
17	5375	GM
18	9793	GM
19	5982	GM
20	9627	GM
21	0273	GM
22	9598	GM
23	8485	GM
24	1091	Nissan
25	7861	Nissan
26	8879	Nissan
27	5314	Chrysler
28	2882	GM
29	9346	GM
30	7000	GM
31	9268	Chrysler
32	0968	Chrysler
33	2081	Chrysler

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34	5585	GM
35	3905	GM
36	1071	Nissan
37	3778	Nissan
38	7644	Nissan
39	8377	Nissan
40	1414	Nissan
41	4906	Toyota
42	9677	Toyota
43	0765	Hyundai
44	3949	Toyota
45	5601	Toyota
46	8998	Toyota
47	6469	Toyota
48	8007	Nissan
49	7915	Nissan
50	4948	Nissan
51	3680	Nissan
52	2931	Toyota
53	9961	GM
54	2280	GM
55	0098	GM
56	2450	Mitsubishi
57	8029	Mitsubishi
58	1169	Toyota
59	1943	Fiat

Table A-2 - Cap Cost Sample Vehicles

Selection #	VIN(last 4 digits)	ABS_Veh_Type
1	7169	PROGRAM
2	1420	PROGRAM
3	3108	PROGRAM
4	3232	PROGRAM
5	3650	PROGRAM
6	9165	PROGRAM
7	8772	PROGRAM

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-1 and 2016-2
January 20, 2016
Page 14 of 18
8	9387	RISK
9	6934	PROGRAM
10	0061	PROGRAM
11	5233	RISK
12	6200	PROGRAM
13	0110	PROGRAM
14	7879	RISK
15	0373	PROGRAM
16	4254	PROGRAM
17	0247	PROGRAM
18	2445	PROGRAM
19	3654	PROGRAM
20	6634	PROGRAM
21	2793	PROGRAM
22	8369	RISK
23	7030	RISK
24	9308	RISK
25	9709	RISK
26	3329	RISK
27	5727	PROGRAM
28	4139	RISK
29	6060	PROGRAM
30	4360	PROGRAM
31	9146	RISK
32	6049	RISK
33	8890	RISK
34	6452	RISK
35	7806	RISK
36	5260	RISK
37	1913	RISK
38	1655	PROGRAM
39	1411	PROGRAM
40	6651	RISK
41	1408	PROGRAM
42	2864	PROGRAM
43	1618	PROGRAM
44	8629	PROGRAM

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-1 and 2016-2
January 20, 2016
Page 15 of 18
45	6579	RISK
46	2201	RISK
47	2621	RISK
48	0006	RISK
49	9944	RISK
50	2467	RISK
51	7555	RISK
52	5122	RISK
53	5352	RISK
54	6009	RISK
55	4115	RISK
56	4523	RISK
57	5556	RISK
58	1772	RISK
59	1425	RISK

Table A-3 – Selected Fair Market Value Vehicles

Selection #	VIN(last 4 digits)	RISK FMV
1	2260	14,225.00
2	3740	13,800.00
3	5949	13,800.00
4	6592	16,225.00
5	8865	17,100.00
6	4858	16,700.00
7	5141	16,700.00
8	8176	16,700.00
9	9842	13,575.00
10	4017	16,700.00
11	4659	16,700.00
12	2729	13,450.00
13	3044	21,875.00
14	3684	14,425.00
15	7773	13,025.00
16	3845	13,850.00
17	0574	18,625.00
18	7921	11,975.00

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-1 and 2016-2
January 20, 2016
Page 16 of 18
19	3900	12,625.00
20	1069	12,600.00
21	6123	11,275.00
22	9958	13,275.00
23	7515	14,000.00
24	8416	12,350.00
25	5287	14,000.00
26	1766	11,525.00
27	5343	11,525.00
28	0092	10,425.00
29	9074	14,025.00
30	9843	14,625.00
31	5307	14,000.00
32	0695	14,625.00
33	2213	13,650.00
34	6639	13,425.00
35	2043	13,850.00
36	8860	23,725.00
37	2386	18,150.00
38	5805	9,950.00
39	6787	14,425.00
40	7149	13,025.00
41	6693	29,875.00
42	5536	23,500.00
43	5565	23,500.00
44	6087	9,800.00
45	1985	10,550.00
46	4742	10,550.00
47	3741	11,450.00
48	6593	11,825.00
49	6060	9,975.00
50	4482	13,325.00
51	4003	15,200.00
52	0929	9,875.00
53	2331	9,025.00
54	6405	9,450.00
55	1511	11,750.00

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-1 and 2016-2
January 20, 2016
Page 17 of 18
56	5344	11,750.00
57	6655	11,750.00
58	7167	11,100.00
59	8661	36,175.00

Table A-4 – Selected Disposition Vehicles

Selection	VIN(last 4 digits)	Risk Disposition Proceeds
1	0507	8,900.00
2	7519	9,665.00
3	1792	8,565.00
4	1954	8,700.00
5	5537	8,365.00
6	2966	12,060.00
7	7292	12,600.00
8	4551	13,000.00
9	9642	7,435.00
10	5534	7,500.00
11	9899	7,890.00
12	8959	8,500.00
13	2287	9,225.00
14	9225	9,925.00
15	0365	27,400.00
16	9583	25,200.00
17	9389	27,800.00
18	4133	33,100.00
19	6917	33,200.00
20	7323	10,735.00
21	9536	13,200.00
22	3928	11,200.00
23	4963	11,375.00
24	2249	11,999.00
25	5958	11,100.00
26	6073	10,671.00
27	9857	12,930.00
28	9128	13,290.00
29	0689	11,800.00

Report of Independent Accountants on Applying Agreed-Upon Procedures
Hertz Vehicle Financing II LP Series 2016-1 and 2016-2
January 20, 2016
Page 18 of 18
30	3125	8,965.00
31	8843	8,590.00
32	0842	9,265.00
33	0771	11,275.00
34	6644	12,700.00
35	6828	11,060.00
36	6284	12,300.00
37	5528	8,100.00
38	5534	7,090.00
39	6957	8,000.00
40	1944	8,600.00
41	2468	8,700.00
42	3483	11,300.00
43	4972	15,265.00
44	6189	17,125.00
45	7376	9,900.00
46	5568	9,700.00
47	1070	8,565.00
48	2544	9,765.00
49	8269	13,600.00
50	5866	12,100.00
51	7178	10,800.00
52	2086	11,156.00
53	7505	7,800.00
54	2423	8,165.00
55	5268	8,800.00
56	8709	9,400.00
57	3819	9,000.00
58	6873	56,143.00
59	5076	12,800.00